Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Interest and similar income		£ 11,132	£ 11,915
Interest and similar expense		(7,301)	(8,420)
Net interest income		3,831	3,495
Fee and commission income		5,264	4,962
Fee and commission expense		(1,758)	(1,742)
Net fee and commission income		3,506	3,220
Net trading income		4,617	4,358
Net investment expense		(73)	(20)
Other income	[1]	252	29
Total income		12,133	11,082
Staff costs		(3,084)	(2,831)
Infrastructure, administration and general expenses		(3,551)	(3,424)
UK regulatory levies		(40)	(53)
Litigation and conduct		(81)	(59)
Operating expenses		(6,756)	(6,367)
Profit before Impairment		5,377	4,715
Credit impairment charges		(1,057)	(875)
Profit/(loss) before tax		4,320	3,840
Tax charge		(916)	(778)
Profit after tax		3,404	3,062
Attributable to:
Shareholders of the parent		3,014	2,675
Other equity holders		£ 390	£ 387

[1]	Other income includes c.£225m gain recognised on sale of the AA portfolio on 24 April 2026.